Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income - interest income	$ 5,432	$ 1,553	$ 112
Finance income - net foreign exchange gain on financing activities	586	0	0
Finance costs - net foreign exchange loss on financing activities	0	(399)	(1,867)
Finance income comprise:
Interest income arises on cash and cash equivalents.
Finance income	6,018	1,553	112
Finance costs comprise:
Interest expense - borrowings	(1,721)	(1,724)	(1,147)
Unwind of discount on provisions for environmental rehabilitation	(1,386)	(1,070)	(1,397)
Finance costs	(3,107)	(3,193)	(4,411)
Finance costs - net	2,911	(1,640)	(4,299)
Interest expense on other financial liabilities
Kibali Jersey Limited [member]
Finance income comprise:
Interest income arises on cash and cash equivalents.	20	15	19
Interest received - loans and receivables	4,127	4,720	4,799
Finance income	4,147	4,735	4,818
Finance costs comprise:
Interest expense on finance lease	(3,931)	(4,482)	(4,800)
Interest expense - borrowings	(1,018)	(467)	(192)
Unwind of discount on provisions for environmental rehabilitation	(529)	(349)	(384)
Finance costs	(5,478)	(5,298)	(5,376)
Finance costs - net	$ (1,331)	$ (563)	$ (558)